Share Based Payment	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment

13     Share Based Payment

 Share-based payments are quarterly restrictive share issuance to our Non-executive directors as instructed by their appointment letters.

Share based payment comprise the following:

Year 2018	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors payment (1)	8,797	-	50	-
Balance at December 31, 2018	8,797	-	50	-

(1) These amounts relate to the shares issued in 2018, not to the shares approved for issuance for the year.

Year 2017	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors payment (1)	2,094	-	30	-
Balance at December 31, 2017	2,094	-	30	-

(1) These amounts relate to the shares issued in 2017, not to the shares approved for issuance for the year.

Year 2016	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors payment	4,790	-	50	-
Balance at December 31, 2016	4,790	-	50	-

For the year ended December 31, 2018:

Non-executive director’s payments:

Refers to the common shares issued or accrued during the year to the Company’s non-executive directors pursuant to their letters of appointment.

For the year ended December 31, 2017:

Non-executive director’s payments:

Refers to the common shares issued or accrued during the year to the Company’s non-executive directors pursuant to their letters of appointment.

For the year ended December 31, 2016:

Non-executive director’s payments:

Refers to the common shares issued or accrued during the year to the Company’s non-executive directors pursuant to their letters of appointment.

Series A Preferred shares:

Upon the former Chief Executive Officer’s resignation in July 2016, the 2,567 series A preferred shares, granted to him on April 20, 2012, were redeemed (Note 10). As of December 31, 2018, 2017 and 2016, there were no series A preferred shares outstanding.